WEIGHTED AVERAGE UNITS	12 Months Ended
Dec. 31, 2011
WEIGHTED AVERAGE UNITS
WEIGHTED AVERAGE UNITS

6.              WEIGHTED AVERAGE UNITS

The weighted average number of Units outstanding is computed for purposes of disclosing net income (loss) per weighted average Unit.  The weighted average number of Units outstanding for the years ended December 31, 2011, 2010 and 2009 equals the Units outstanding as of such date, adjusted proportionately for Units subscribed and redeemed based on the respective length of time each was outstanding during the year.